Harbor International Compounders Fund Average Annual Total Returns		12 Months Ended	22 Months Ended	60 Months Ended	120 Months Ended	122 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [1]	Dec. 31, 2025 [1]
MSCI All Country World Ex. U.S. (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39% [1]	18.53%	7.91%	8.41%	7.87%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent		19.00%	6.50%
Performance Inception Date	Mar. 01, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		18.78%	6.37%
Performance Inception Date	Mar. 01, 2024
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.53%	6.21%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.45%	4.93%

[1]	Since Inception return based on the inception date of the Institutional Class shares.